PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.6%
Communication Services : 1.0%
10,742
(1)
Cars.com, Inc.
$ 181,110
0.0
12,707
(1)
EchoStar Corp. - Class
A
212,842
0.1
10,569
(1)
Gogo, Inc.
126,088
0.0
14,891
Gray Television, Inc.
103,046
0.0
14,008
(1)
Integral Ad Science
Holding Corp.
166,555
0.0
4,264  Iridium
Communications, Inc.
193,969
0.1
7,477  John Wiley & Sons,
Inc. - Class A
277,920
0.1
63,570
(1)
Liberty Latin America
Ltd. - Class C
518,731
0.1
28,819
(1)
Lions Gate
Entertainment Corp.
- Class A
244,385
0.1
19,619
(1)
Magnite, Inc.
147,927
0.0
27,800
(1)
Ooma, Inc.
361,678
0.1
17,104
(1)
QuinStreet, Inc.
153,423
0.0
10,334
Shutterstock, Inc.
393,209
0.1
15,436
(1)
Thryv Holdings, Inc.
289,734
0.1
18,164
(1)
Yelp, Inc.
755,441
0.2
4,126,058
1.0
Consumer Discretionary : 9.0%
14,329
Aaron's Co., Inc.
150,025
0.0
8,059
(1)
Abercrombie & Fitch
Co. - Class A
454,286
0.1
57,949  Acushnet Holdings
Corp.
3,073,615
0.7
21,825
(1)
Adient PLC
800,977
0.2
95,714
(1)
American Axle
& Manufacturing
Holdings, Inc.
694,884
0.2
2,822
(1)
Asbury Automotive
Group, Inc.
649,258
0.2
23,315
Bloomin' Brands, Inc.
573,316
0.1
22,242  Bluegreen Vacations
Holding Corp.
815,837
0.2
9,771
(1)
Boot Barn Holdings,
Inc.
793,307
0.2
11,236
Boyd Gaming Corp.
683,486
0.2
32,848
(1)
Bright Horizons Family
Solutions, Inc.
2,675,798
0.6
34,208
Brunswick Corp.
2,702,432
0.6
20,072
(1)(2)
Cava Group, Inc.
614,805
0.1
13,477
(1)
Crocs, Inc.
1,189,076
0.3
3,827  Dine Brands Global,
Inc.
189,245
0.0
2,764
(1)
Duolingo, Inc.
458,465
0.1
26,537
(1)
Everi Holdings, Inc.
350,819
0.1
956  Group 1 Automotive,
Inc.
256,887
0.1
11,516
(1)
Hilton Grand
Vacations, Inc.
468,701
0.1
2,558
(1)
Kura Sushi USA, Inc.
- Class A
169,135
0.0
38,501
(1)
Landsea Homes Corp.
346,124
0.1
17,187
LCI Industries
2,018,098
0.5
1,610
Lear Corp.
216,062
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,242
(1)
LGI Homes, Inc.
$ 322,547
0.1
770
Lithia Motors, Inc.
227,404
0.1
5,237  Marriott Vacations
Worldwide Corp.
526,999
0.1
6,862
Meritage Homes Corp.
839,840
0.2
21,613  Monarch Casino &
Resort, Inc.
1,342,167
0.3
13,144
(1)
ODP Corp.
606,596
0.1
41,790
(1)
Planet Fitness, Inc.
- Class A
2,055,232
0.5
25,409
Rent-A-Center, Inc.
748,295
0.2
56,732
(1)
Savers Value Village,
Inc.
1,059,186
0.2
24,460
(1)
SeaWorld
Entertainment, Inc.
1,131,275
0.3
11,892
Signet Jewelers Ltd.
853,964
0.2
3,559
(1)
Skyline Champion
Corp.
226,779
0.1
107,222
(1)
Sonos, Inc.
1,384,236
0.3
11,212
Steven Madden Ltd.
356,205
0.1
37,723
(1)
Taylor Morrison Home
Corp.
1,607,377
0.4
19,522
(1)
Tri Pointe Homes, Inc.
533,927
0.1
2,801
(1)
Visteon Corp.
386,734
0.1
133,470
Wendy's Co.
2,724,123
0.6
2,436
Wingstop, Inc.
438,090
0.1
4,037
(1)
XPEL, Inc.
311,293
0.1
38,026,907
9.0
Consumer Staples : 6.2%
8,575
Andersons, Inc.
441,698
0.1
4,734
(1)
BellRing Brands, Inc.
195,183
0.1
62,733
(1)
BJ's Wholesale Club
Holdings, Inc.
4,477,254
1.1
11,483  Casey's General
Stores, Inc.
3,117,864
0.7
25,136
(1)
Central Garden & Pet
Co. - Class A
1,007,702
0.2
514  Coca-Cola
Consolidated, Inc.
327,068
0.1
6,108
(1)
Darling Ingredients,
Inc.
318,838
0.1
18,572  Edgewell Personal
Care Co.
686,421
0.2
13,514
(1)
elf Beauty, Inc.
1,484,243
0.4
29,028
(1)(2)
Freshpet, Inc.
1,912,365
0.5
39,427
(1)
Herbalife Ltd.
551,584
0.1
30,124
(1)
Hostess Brands, Inc.
1,003,430
0.2
5,164  John B Sanfilippo &
Son, Inc.
510,203
0.1
6,368
Medifast, Inc.
476,645
0.1
6,018
(1)(2)
Oddity Tech Ltd.
- Class A
170,610
0.0
53,104
(1)
Performance Food
Group Co.
3,125,701
0.7
217,137
Primo Water Corp.
2,996,491
0.7
10,622
SpartanNash Co.
233,684
0.1
37,713
(1)
United Natural Foods,
Inc.
533,262
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
8,401
(1)
USANA Health
Sciences, Inc.
$ 492,383
0.1
139,595
Utz Brands, Inc.
1,874,761
0.5
10,539
(1)
Vital Farms, Inc.
122,042
0.0
26,059,432
6.2
Energy : 3.8%
6,000  California Resources
Corp.
336,060
0.1
24,088
ChampionX Corp.
858,015
0.2
3,874
Chord Energy Corp.
627,859
0.1
2,881
(2)
Civitas Resources, Inc.
232,986
0.1
9,091
(1)
CNX Resources Corp.
205,275
0.0
1,225
CONSOL Energy, Inc.
128,515
0.0
7,923
CVR Energy, Inc.
269,620
0.1
13,306  Delek US Holdings,
Inc.
378,023
0.1
8,321
Dorian LPG Ltd.
239,062
0.1
37,451
DT Midstream, Inc.
1,981,907
0.5
8,940
(1)
Green Plains, Inc.
269,094
0.1
959
(1)
Gulfport Energy Corp.
113,795
0.0
2,312  Helmerich & Payne,
Inc.
97,474
0.0
50,663
Liberty Energy, Inc.
938,279
0.2
8,522  Magnolia Oil & Gas
Corp. - Class A
195,239
0.0
20,825  Matador Resources
Co.
1,238,671
0.3
23,306
Murphy Oil Corp.
1,056,927
0.3
16,360
Noble Corp. PLC
828,634
0.2
3,131  Northern Oil and Gas,
Inc.
125,960
0.0
18,349
(1)
Oceaneering
International, Inc.
471,936
0.1
26,527
(1)
Oil States International,
Inc.
222,031
0.1
15,820
Ovintiv, Inc.
752,557
0.2
65,283  Patterson-UTI Energy,
Inc.
903,517
0.2
9,173  PBF Energy, Inc.
- Class A
491,031
0.1
3,510
Peabody Energy Corp.
91,225
0.0
3,776
(1)
REX American
Resources Corp.
153,759
0.0
20,241  Select Water Solutions,
Inc.
160,916
0.0
33,656
S.M. Energy Co.
1,334,460
0.3
7,990  Teekay Tankers Ltd.
- Class A
332,624
0.1
2,944
(1)
Valaris Ltd.
220,741
0.1
7,655
(1)
Weatherford
International PLC
691,476
0.2
15,947,668
3.8
Financials : 16.3%
7,056
(1)
American Equity
Investment Life
Holding Co.
378,484
0.1
13,802
Ameris Bancorp
529,859
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
77,816
(1)
AssetMark Financial
Holdings, Inc.
$ 1,951,625
0.5
10,895
(1)
Avantax, Inc.
278,694
0.1
8,039
(1)
Axos Financial, Inc.
304,357
0.1
11,980
Banc of California, Inc.
148,312
0.0
7,590
(1)
Bancorp, Inc.
261,855
0.1
23,510  Bank of NT Butterfield
& Son Ltd.
636,651
0.2
64,096
BankUnited, Inc.
1,454,979
0.3
8,452
Banner Corp.
358,196
0.1
12,500  BrightSpire Capital,
Inc.
78,250
0.0
7,466
(1)
BRP Group, Inc.
- Class A
173,435
0.0
2,787  Business First
Bancshares, Inc.
52,284
0.0
17,846
Byline Bancorp, Inc.
351,745
0.1
8,293  Capital City Bank
Group, Inc.
247,380
0.1
4,728  Central Pacific
Financial Corp.
78,863
0.0
3,084
(1)
Coastal Financial
Corp.
132,334
0.0
5,202  Columbia Banking
System, Inc.
105,601
0.0
42,805  Commerce
Bancshares, Inc.
2,053,784
0.5
50,942  ConnectOne Bancorp,
Inc.
908,296
0.2
22,846  Cullen/Frost Bankers,
Inc.
2,083,784
0.5
34,379
(1)
Customers Bancorp,
Inc.
1,184,357
0.3
26,639
CVB Financial Corp.
441,408
0.1
3,341  Dime Community
Bancshares, Inc.
66,686
0.0
22,165
(1)
Donnelley Financial
Solutions, Inc.
1,247,446
0.3
3,923
Dynex Capital, Inc.
46,841
0.0
34,563  Eastern Bankshares,
Inc.
433,420
0.1
21,952
(1)
Enova International,
Inc.
1,116,698
0.3
12,096  Enterprise Financial
Services Corp.
453,600
0.1
19,714
Essent Group Ltd.
932,275
0.2
19,480  Evercore, Inc. - Class
A
2,685,902
0.6
9,470  Federated Hermes,
Inc.
320,749
0.1
1,238  Financial Institutions,
Inc.
20,836
0.0
93,408  First BanCorp/Puerto
Rico
1,257,272
0.3
3,352
First Bancshares, Inc.
90,403
0.0
411  First Citizens
BancShares, Inc.
- Class A
567,221
0.1
8,284  First Commonwealth
Financial Corp.
101,148
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
96,403
First Financial Bancorp
$ 1,889,499
0.5
3,091
First Financial Corp.
104,507
0.0
102,240
First Hawaiian, Inc.
1,845,432
0.4
74,804  First Interstate
BancSystem, Inc.
- Class A
1,865,612
0.4
12,719
First Merchants Corp.
353,843
0.1
4,002  First Mid Bancshares,
Inc.
106,293
0.0
6,350  FirstCash Holdings,
Inc.
637,413
0.2
25,235
(1)
Flywire Corp.
804,744
0.2
6,633
FNB Corp.
71,570
0.0
1,256
(2)
Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
26,627
0.0
18,037  Heritage Commerce
Corp.
152,773
0.0
3,755  HomeTrust
Bancshares, Inc.
81,371
0.0
34,252
(1)
International Money
Express, Inc.
579,886
0.1
18,440  Jackson Financial, Inc.
- Class A
704,777
0.2
7,870  James River Group
Holdings Ltd.
120,805
0.0
6,001  Kinsale Capital Group,
Inc.
2,485,194
0.6
5,199  KKR Real Estate
Finance Trust, Inc.
61,712
0.0
20,071
Ladder Capital Corp.
205,928
0.1
1,129
Mercantile Bank Corp.
34,897
0.0
17,964
Merchants Bancorp
497,962
0.1
82,087
MFA Financial, Inc.
788,856
0.2
1,184  Mid Penn Bancorp,
Inc.
23,834
0.0
1,865  MidWestOne Financial
Group, Inc.
37,915
0.0
32,890
Moelis & Co. - Class A
1,484,326
0.4
7,703
Morningstar, Inc.
1,804,351
0.4
23,819
(1)
Mr Cooper Group, Inc.
1,275,746
0.3
534
MVB Financial Corp.
12,058
0.0
15,083
(1)
NMI Holdings, Inc.
- Class A
408,598
0.1
64,748  OceanFirst Financial
Corp.
936,904
0.2
27,977
OFG Bancorp
835,393
0.2
37,944
Old National Bancorp
551,706
0.1
22,346  Old Second Bancorp,
Inc.
304,129
0.1
8,800
(1)
Open Lending Corp.
64,416
0.0
8,664
(1)
Palomar Holdings, Inc.
439,698
0.1
13,727  Pathward Financial,
Inc.
632,677
0.2
5,093  Peapack-Gladstone
Financial Corp.
130,635
0.0
3,726  PennyMac Financial
Services, Inc.
248,152
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
15,625  PennyMac Mortgage
Investment Trust
$ 193,750
0.0
1,896
Peoples Bancorp, Inc.
48,120
0.0
3,950  Pinnacle Financial
Partners, Inc.
264,808
0.1
3,000
Piper Sandler Cos.
435,930
0.1
4,950  PJT Partners, Inc.
- Class A
393,228
0.1
16,986
Popular, Inc.
1,070,288
0.3
2,670  Premier Financial
Corp.
45,550
0.0
15,999
(1)
PROG Holdings, Inc.
531,327
0.1
7,696
QCR Holdings, Inc.
373,410
0.1
29,462
Radian Group, Inc.
739,791
0.2
8,200
(1)
Remitly Global, Inc.
206,804
0.1
26,935
RLI Corp.
3,660,197
0.9
37,495
(2)
ServisFirst
Bancshares, Inc.
1,956,114
0.5
5,690
(1)
Skyward Specialty
Insurance Group, Inc.
155,678
0.0
657  South Plains Financial,
Inc.
17,371
0.0
2,809  Southside Bancshares,
Inc.
80,618
0.0
6,951
SouthState Corp.
468,219
0.1
82,714  StepStone Group, Inc.
- Class A
2,612,108
0.6
1,454
Stifel Financial Corp.
89,334
0.0
3,256
(1)
StoneX Group, Inc.
315,572
0.1
1,790  Towne Bank/
Portsmouth VA
41,045
0.0
8,529
TriCo Bancshares
273,184
0.1
2,137
Univest Financial Corp.
37,141
0.0
14,703
Veritex Holdings, Inc.
263,919
0.1
28,447  Victory Capital
Holdings, Inc. - Class A
948,423
0.2
1,604  Virtus Investment
Partners, Inc.
323,992
0.1
11,718  Washington Federal,
Inc.
300,215
0.1
18,498
(1)
WEX, Inc.
3,479,289
0.8
43,670  Wintrust Financial
Corp.
3,297,085
0.8
68,767,779
16.3
Health Care : 13.4%
27,472
(1)
2seventy bio, Inc.
107,690
0.0
27,404
(1)
ACADIA
Pharmaceuticals, Inc.
571,099
0.1
49,795
(1)(2)
ACELYRIN, Inc.
506,415
0.1
29,904
(1)
Aclaris Therapeutics,
Inc.
204,842
0.0
3,400
(1)
Adaptive
Biotechnologies Corp.
18,530
0.0
138,000
(1)
Agiliti, Inc.
895,620
0.2
36,724
(1)
Alector, Inc.
237,972
0.1
11,327
(1)
Alkermes PLC
317,269
0.1
46,271
(1)
Allogene Therapeutics,
Inc.
146,679
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
30,558
(1)
Allscripts Healthcare
Solutions, Inc.
$ 401,532
0.1
22,490
(1)
Alphatec Holdings, Inc.
291,695
0.1
83,986
(1)
Amicus Therapeutics,
Inc.
1,021,270
0.2
3,422
(1)
AMN Healthcare
Services, Inc.
291,486
0.1
48,792
(1)
Amneal
Pharmaceuticals, Inc.
205,902
0.0
34,371
(1)
AngioDynamics, Inc.
251,252
0.1
8,835
(1)
Arrowhead
Pharmaceuticals, Inc.
237,396
0.1
11,835
(1)
Arvinas, Inc.
232,439
0.1
131,570
(1)
Atara Biotherapeutics,
Inc.
194,724
0.0
22,522
(1)
AtriCure, Inc.
986,464
0.2
3,993
(1)
Axonics, Inc.
224,087
0.1
11,463
(1)(2)
Axsome Therapeutics,
Inc.
801,149
0.2
25,745
(1)
Azenta, Inc.
1,292,142
0.3
5,257
(1)(2)
Beam Therapeutics,
Inc.
126,431
0.0
1,061
(1)
Biohaven Ltd.
27,597
0.0
1,011
(1)
Bluebird Bio, Inc.
3,073
0.0
4,702
(1)
Blueprint Medicines
Corp.
236,134
0.1
4,933
(1)
Bridgebio Pharma, Inc.
130,083
0.0
21,197
(1)
Catalyst
Pharmaceuticals, Inc.
247,793
0.1
92,051
(1)
Certara, Inc.
1,338,422
0.3
6,029
Chemed Corp.
3,133,271
0.7
13,341
(1)
Cross Country
Healthcare, Inc.
330,723
0.1
124,359
(1)
Definitive Healthcare
Corp.
993,628
0.2
28,768
(1)
Dyne Therapeutics,
Inc.
257,761
0.1
9,880
(1)
Enanta
Pharmaceuticals, Inc.
110,360
0.0
56,149  Encompass Health
Corp.
3,770,967
0.9
72,754
(1)
Envista Holdings Corp.
2,028,382
0.5
154,103
(1)
Esperion Therapeutics,
Inc.
151,021
0.0
57,555
(1)(2)
EyePoint
Pharmaceuticals, Inc.
459,864
0.1
80,821
(1)
Fate Therapeutics, Inc.
171,341
0.0
7,260
(1)
Fulgent Genetics, Inc.
194,132
0.0
82,865
(1)
Health Catalyst, Inc.
838,594
0.2
60,777
(1)
HealthEquity, Inc.
4,439,760
1.1
17,304
(1)
ICU Medical, Inc.
2,059,349
0.5
33,058
(1)
Immunovant, Inc.
1,269,097
0.3
6,311
(1)
Inari Medical, Inc.
412,739
0.1
29,392
(1)
Inhibrx, Inc.
539,343
0.1
11,901
(1)
Inmode Ltd.
362,504
0.1
10,660
(1)
Insmed, Inc.
269,165
0.1
2,724
(1)
Inspire Medical
Systems, Inc.
540,551
0.1
8,950
(1)
Intellia Therapeutics,
Inc.
282,999
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
36,690
(1)
Kura Oncology, Inc.
$ 334,613
0.1
13,894
(1)
Kymera Therapeutics,
Inc.
193,127
0.0
16,706
(1)
Lantheus Holdings,
Inc.
1,160,733
0.3
50,968
(1)
Longboard
Pharmaceuticals, Inc.
283,382
0.1
3,353
(1)
Madrigal
Pharmaceuticals, Inc.
489,672
0.1
4,501
(1)
Medpace Holdings,
Inc.
1,089,827
0.3
33,339
(1)
MeiraGTx Holdings
PLC
163,695
0.0
9,800
(1)
Merit Medical Systems,
Inc.
676,396
0.2
4,917
(1)
Natera, Inc.
217,577
0.1
9,835  National HealthCare
Corp.
629,243
0.2
91,261
(1)
Neogen Corp.
1,691,979
0.4
85,514
(1)
NGM
Biopharmaceuticals,
Inc.
91,500
0.0
5,076
(1)
Omnicell, Inc.
228,623
0.1
110,715
(1)
OPKO Health, Inc.
177,144
0.0
11,086
(1)
OptimizeRx Corp.
86,249
0.0
28,801
(1)
Option Care Health,
Inc.
931,712
0.2
22,775
(1)
Outset Medical, Inc.
247,792
0.1
152,149
(1)
Ovid therapeutics, Inc.
584,252
0.1
27,748
(1)
PMV Pharmaceuticals,
Inc.
170,373
0.0
53,083
(1)
Point Biopharma
Global, Inc.
354,064
0.1
82,678
(1)
Progyny, Inc.
2,812,706
0.7
14,557
(1)
Protagonist
Therapeutics, Inc.
242,811
0.1
10,161
(1)
Prothena Corp. PLC
490,268
0.1
8,261
(1)
PTC Therapeutics, Inc.
185,129
0.0
6,385
(1)
Quanterix Corp.
173,289
0.0
28,422
(1)
QuidelOrtho Corp.
2,075,943
0.5
25,531
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
195,312
0.0
32,421
(1)
Relay Therapeutics,
Inc.
272,661
0.1
22,578
(1)
Replimune Group, Inc.
386,310
0.1
30,764
(1)
REVOLUTION
Medicines, Inc.
851,548
0.2
10,404
(1)
Sage Therapeutics,
Inc.
214,114
0.1
2,353
(1)
Shockwave Medical,
Inc.
468,482
0.1
13,842
(1)
SI-BONE, Inc.
294,004
0.1
20,525
(1)
SpringWorks
Therapeutics, Inc.
474,538
0.1
5,475
(1)
Surgery Partners, Inc.
160,144
0.0
2,402
(1)
Sutro Biopharma, Inc.
8,335
0.0
26,464
(1)
Syndax
Pharmaceuticals, Inc.
384,257
0.1
4,941
(1)
Tenet Healthcare Corp.
325,563
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
31,959
(1)
Travere Therapeutics,
Inc.
$ 285,713
0.1
11,648
(1)
Treace Medical
Concepts, Inc.
152,705
0.0
10,084
(1)
Twist Bioscience Corp.
204,302
0.0
37,757
(1)
Tyra Biosciences, Inc.
519,914
0.1
7,150
(1)
Vericel Corp.
239,668
0.1
42,290
(1)
Viking Therapeutics,
Inc.
468,150
0.1
39,239
(1)
Xencor, Inc.
790,666
0.2
678
(1)
Y-mAbs Therapeutics,
Inc.
3,695
0.0
56,644,918
13.4
Industrials : 23.2%
35,336
ABM Industries, Inc.
1,413,793
0.3
4,901
(1)
Alaska Air Group, Inc.
181,729
0.0
1,015  Albany International
Corp. - Class A
87,574
0.0
9,865
Allient, Inc.
305,026
0.1
42,546
(1)
API Group Corp.
1,103,218
0.3
4,177  Apogee Enterprises,
Inc.
196,653
0.1
17,717  Applied Industrial
Technologies, Inc.
2,739,225
0.7
11,682
ArcBest Corp.
1,187,475
0.3
13,268
Argan, Inc.
603,959
0.1
12,141
(1)
Atkore, Inc.
1,811,316
0.4
73,989
(1)
AZEK Co., Inc.
2,200,433
0.5
21,634
(1)
Beacon Roofing
Supply, Inc.
1,669,496
0.4
55,171
(1)
Blade Air Mobility, Inc.
142,893
0.0
9,335
(1)
Bloom Energy Corp.
- Class A
123,782
0.0
3,600
(1)
BlueLinx Holdings, Inc.
295,524
0.1
4,819
Boise Cascade Co.
496,550
0.1
16,814
Brady Corp. - Class A
923,425
0.2
6,709
Brink's Co.
487,342
0.1
2,776
(1)
CACI International, Inc.
- Class A
871,470
0.2
39,957
(1)
Casella Waste
Systems, Inc. - Class A
3,048,719
0.7
12,835
(1)
CBIZ, Inc.
666,137
0.2
9,811  Comfort Systems USA,
Inc.
1,671,893
0.4
48,370
(1)
Core & Main, Inc.
- Class A
1,395,475
0.3
40,503  Douglas Dynamics,
Inc.
1,222,381
0.3
111,761
(1)
Driven Brands
Holdings, Inc.
1,407,071
0.3
2,204
(2)
Eagle Bulk Shipping,
Inc.
92,634
0.0
6,022
Encore Wire Corp.
1,098,774
0.3
169,669
First Advantage Corp.
2,339,736
0.6
1,981
Forward Air Corp.
136,174
0.0
19,054
(1)
Gates Industrial Corp.
PLC
221,217
0.1
11,660
(1)
Generac Holdings, Inc.
1,270,474
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,221
(1)
Gibraltar Industries,
Inc.
$ 284,960
0.1
21,562
(1)
GMS, Inc.
1,379,321
0.3
184,530
(1)
Hayward Holdings, Inc.
2,601,873
0.6
9,136  Heidrick & Struggles
International, Inc.
228,583
0.1
4,350
Herc Holdings, Inc.
517,389
0.1
11,640
(1)
Heritage-Crystal
Clean, Inc.
527,874
0.1
248,773
(1)
Hillman Solutions
Corp.
2,052,377
0.5
12,651
(1)
Hub Group, Inc.
- Class A
993,610
0.2
3,547
(1)
IES Holdings, Inc.
233,641
0.1
7,858
(1)
JELD-WEN Holding,
Inc.
104,983
0.0
39,600
(1)
Joby Aviation, Inc.
255,420
0.1
11,162
KBR, Inc.
657,888
0.2
7,905
Kforce, Inc.
471,612
0.1
43,732  Knight-Swift
Transportation
Holdings, Inc.
2,193,160
0.5
14,233
Landstar System, Inc.
2,518,387
0.6
16,268  Lincoln Electric
Holdings, Inc.
2,957,360
0.7
5,036
Luxfer Holdings PLC
65,720
0.0
9,152
(1)
MasTec, Inc.
658,669
0.2
6,106
Matson, Inc.
541,724
0.1
42,272
MillerKnoll, Inc.
1,033,550
0.2
42,298
(1)
MRC Global, Inc.
433,555
0.1
23,092
MSA Safety, Inc.
3,640,454
0.9
13,843
Mueller Industries, Inc.
1,040,440
0.3
11,738
(1)
MYR Group, Inc.
1,581,813
0.4
6,757
(1)
NEXTracker, Inc.
- Class A
271,361
0.1
84,578
(1)
NOW, Inc.
1,003,941
0.2
97,615
(1)
Paycor HCM, Inc.
2,228,550
0.5
14,551  Primoris Services
Corp.
476,254
0.1
30,666
(1)
Radiant Logistics, Inc.
173,263
0.0
32,442
RB Global, Inc.
2,027,625
0.5
15,170
(1)
RBC Bearings, Inc.
3,551,752
0.8
10,203
(1)
Resideo Technologies,
Inc.
161,207
0.0
25,743  Rush Enterprises, Inc.
- Class A
1,051,087
0.3
25,710
Safe Bulkers, Inc.
83,300
0.0
70,295
(1)
Shoals Technologies
Group, Inc. - Class A
1,282,884
0.3
21,018  Simpson
Manufacturing Co., Inc.
3,148,707
0.7
14,920
(1)
SkyWest, Inc.
625,745
0.2
59,195
(1)
Stericycle, Inc.
2,646,608
0.6
13,310
(1)
Sterling Infrastructure,
Inc.
978,019
0.2
2,142
Terex Corp.
123,422
0.0
6,707
Tetra Tech, Inc.
1,019,665
0.2
7,342
(1)
Titan Machinery, Inc.
195,150
0.1
25,444
Toro Co.
2,114,396
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
12,496
(1)
TriNet Group, Inc.
$ 1,455,534
0.3
19,483
(1)
TrueBlue, Inc.
285,816
0.1
14,093
UFP Industries, Inc.
1,443,123
0.3
11,345
UniFirst Corp.
1,849,348
0.4
14,320
(1)
V2X, Inc.
739,771
0.2
3,866
Veritiv Corp.
652,967
0.2
104,481
(1)
Verra Mobility Corp.
1,953,795
0.5
7,260  Watts Water
Technologies, Inc.
- Class A
1,254,673
0.3
8,754  WESCO International,
Inc.
1,259,000
0.3
88,953
(1)
WillScot Mobile Mini
Holdings Corp.
3,699,555
0.9
16,601
Woodward, Inc.
2,062,840
0.5
98,205,289
23.2
Information Technology : 13.0%
31,196
(1)
ACM Research, Inc.
- Class A
564,804
0.1
26,230
Adeia, Inc.
280,136
0.1
36,796
(1)
Allegro MicroSystems,
Inc.
1,175,264
0.3
1,921
(1)
Ambarella, Inc.
101,871
0.0
24,791
(1)
Asana, Inc. - Class A
453,923
0.1
126,034
(1)
AvePoint, Inc.
846,948
0.2
8,761
(1)
Aviat Networks, Inc.
273,343
0.1
20,079
(1)
Avid Technology, Inc.
539,523
0.1
7,846
(1)
Axcelis Technologies,
Inc.
1,279,290
0.3
18,730
Badger Meter, Inc.
2,694,685
0.6
6,680
Belden, Inc.
644,954
0.2
14,973  Benchmark
Electronics, Inc.
363,245
0.1
9,335
(1)
Blackline, Inc.
517,812
0.1
40,597
(1)
Box, Inc. - Class A
982,853
0.2
10,147
(1)
Braze, Inc. - Class A
474,169
0.1
5,041
(1)
C3.ai, Inc. - Class A
128,646
0.0
15,647
(1)
Calix, Inc.
717,258
0.2
2,659
(1)
Cirrus Logic, Inc.
196,660
0.0
136,570
(1)
Clearwater Analytics
Holdings, Inc. - Class A
2,641,264
0.6
15,908
(1)
Cohu, Inc.
547,872
0.1
10,651
(1)
CommVault Systems,
Inc.
720,114
0.2
42,604
(1)
Envestnet, Inc.
1,875,854
0.4
19,876
EVERTEC, Inc.
738,990
0.2
9,928
(1)
Extreme Networks, Inc.
240,357
0.1
16,201
(1)
Fannie Mae
2,699,411
0.6
22,708
(1)
Guidewire Software,
Inc.
2,043,720
0.5
117,510  Information Services
Group, Inc.
514,694
0.1
430
(1)
Insight Enterprises,
Inc.
62,565
0.0
30,183
(1)
LiveRamp Holdings,
Inc.
870,478
0.2
60,664
(1)
MACOM Technology
Solutions Holdings,
Inc.
4,948,969
1.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
5,876
(1)
MaxLinear, Inc.
$ 130,741
0.0
282
(1)(2)
MicroStrategy, Inc.
- Class A
92,575
0.0
51,073
(1)
nCino, Inc.
1,624,121
0.4
84,435
(1)
nLight, Inc.
878,124
0.2
20,281
(1)
Novanta, Inc.
2,909,107
0.7
59,913
(1)
Olo, Inc. - Class A
363,073
0.1
2,759
(1)
Onto Innovation, Inc.
351,828
0.1
9,900
(1)
OSI Systems, Inc.
1,168,596
0.3
5,639
(1)
PDF Solutions, Inc.
182,704
0.0
4,880
(1)
Perficient, Inc.
282,357
0.1
46,821  Power Integrations,
Inc.
3,572,911
0.8
7,074
(1)
Q2 Holdings, Inc.
228,278
0.1
10,692
(1)
Qualys, Inc.
1,631,065
0.4
21,454
(1)
Rambus, Inc.
1,196,919
0.3
14,789
(1)
Rapid7, Inc.
677,040
0.2
60,282
(1)
Repay Holdings Corp.
457,540
0.1
37,271
(1)
Riot Platforms, Inc.
347,738
0.1
6,565
(1)
ScanSource, Inc.
198,985
0.0
24,429
(1)
Semtech Corp.
629,047
0.2
1,572
(1)
Silicon Laboratories,
Inc.
182,179
0.0
21,799
(1)
SMART Global
Holdings, Inc.
530,806
0.1
5,897
(1)
Sprout Social, Inc.
- Class A
294,142
0.1
4,923
(1)
SPS Commerce, Inc.
839,913
0.2
12,802
(1)
Squarespace, Inc.
- Class A
370,874
0.1
4,104
(1)
Super Micro Computer,
Inc.
1,125,399
0.3
8,852
(1)
Ultra Clean Holdings,
Inc.
262,639
0.1
115,416
(1)
Unisys Corp.
398,185
0.1
15,023
(1)
Veeco Instruments,
Inc.
422,297
0.1
29,504
(1)
Workiva, Inc.
2,989,935
0.7
35,519
(1)
Xperi, Inc.
350,217
0.1
16,104
(1)
Zuora, Inc. - Class A
132,697
0.0
54,961,704
13.0
Materials : 4.2%
6,173
AdvanSix, Inc.
191,857
0.1
3,090  Alpha Metallurgical
Resources, Inc.
802,566
0.2
28,656
AptarGroup, Inc.
3,583,146
0.9
2,786
(2)
Arch Resources, Inc.
475,459
0.1
3,205
(1)
ATI, Inc.
131,886
0.0
10,133
Avient Corp.
357,898
0.1
68,490
(1)
Axalta Coating
Systems Ltd.
1,842,381
0.4
7,915
Balchem Corp.
981,777
0.2
9,638
Cabot Corp.
667,624
0.2
26,649  Commercial Metals
Co.
1,316,727
0.3
22,670
(1)
Constellium SE
412,594
0.1
5,836
(1)
Ecovyst, Inc.
57,426
0.0
2,627
Greif, Inc. - Class A
175,510
0.1
6,712
HB Fuller Co.
460,510
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
6,566
(1)
Ingevity Corp.
$ 312,607
0.1
6,410
(1)(2)
Livent Corp.
118,008
0.0
3,038
Louisiana-Pacific Corp.
167,910
0.0
2,430  Minerals Technologies,
Inc.
133,067
0.0
19,440
(1)
O-I Glass, Inc.
325,231
0.1
1,367
Olympic Steel, Inc.
76,839
0.0
48,319
Orion SA
1,028,228
0.3
192,423
(1)
Perimeter Solutions SA
873,601
0.2
16,286  Quaker Chemical
Corp.
2,605,760
0.6
4,873
Ryerson Holding Corp.
141,756
0.0
4,215  Schnitzer Steel
Industries, Inc. - Class
A
117,388
0.0
2,845
(1)
Summit Materials, Inc.
- Class A
88,593
0.0
8,041
SunCoke Energy, Inc.
81,616
0.0
22,366
Tronox Holdings PLC
300,599
0.1
17,828,564
4.2
Real Estate : 5.3%
23,768
Agree Realty Corp.
1,312,944
0.3
50,632  Apple Hospitality REIT,
Inc.
776,695
0.2
4,742  Armada Hoffler
Properties, Inc.
48,558
0.0
59,987  Brandywine Realty
Trust
272,341
0.1
15,099  Broadstone Net Lease,
Inc.
215,916
0.1
8,539
CareTrust REIT, Inc.
175,049
0.0
4,411  Community Healthcare
Trust, Inc.
131,007
0.0
14,024  COPT Defense
Properties
334,192
0.1
62,545
CubeSmart
2,384,841
0.6
196,532
(1)
Cushman & Wakefield
PLC
1,497,574
0.4
19,259  DiamondRock
Hospitality Co.
154,650
0.0
14,583  EastGroup Properties,
Inc.
2,428,507
0.6
4,215
Equity Commonwealth
77,430
0.0
13,198  Essential Properties
Realty Trust, Inc.
285,473
0.1
3,674  First Industrial Realty
Trust, Inc.
174,846
0.0
8,853
(1)
Forestar Group, Inc.
238,500
0.1
4,386  Global Medical REIT,
Inc.
39,342
0.0
2,175  Innovative Industrial
Properties, Inc.
164,560
0.0
23,044  Kite Realty Group
Trust
493,602
0.1
23,531
L.P. Industrial Trust
209,426
0.1
66,081  National Retail
Properties, Inc.
2,335,303
0.6
6,048  National Storage
Affiliates Trust
191,964
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
18,478  Phillips Edison & Co.,
Inc.
$ 619,752
0.1
44,232  Physicians Realty
Trust
539,188
0.1
24,009  Piedmont Office Realty
Trust, Inc. - Class A
134,931
0.0
18,919  Plymouth Industrial
REIT, Inc.
396,353
0.1
11,728
PotlatchDeltic Corp.
532,334
0.1
26,604  Retail Opportunity
Investments Corp.
329,357
0.1
44,270
RLJ Lodging Trust
433,403
0.1
7,184
RPT Realty
75,863
0.0
39,306  Ryman Hospitality
Properties, Inc.
3,273,404
0.8
20,805  Sabra Health Care
REIT, Inc.
290,022
0.1
28,677
SITE Centers Corp.
353,587
0.1
5,979
SL Green Realty Corp.
223,017
0.1
14,757
STAG Industrial, Inc.
509,264
0.1
5,578
Terreno Realty Corp.
316,830
0.1
10,670
UMH Properties, Inc.
149,593
0.0
7,181
Veris Residential, Inc.
118,486
0.0
22,238,104
5.3
Utilities : 2.2%
6,874  American States Water
Co.
540,846
0.1
3,872  Chesapeake Utilities
Corp.
378,488
0.1
5,365  Clearway Energy, Inc.
- Class A
106,871
0.0
20,196  Clearway Energy, Inc.
- Class C
427,347
0.1
4,771
IDACORP, Inc.
446,804
0.1
8,571
MGE Energy, Inc.
587,199
0.2
8,484  New Jersey Resources
Corp.
344,705
0.1
6,475  Northwest Natural
Holding Co.
247,086
0.1
46,827
NorthWestern Corp.
2,250,506
0.5
6,844
ONE Gas, Inc.
467,308
0.1
72,312  Portland General
Electric Co.
2,927,190
0.7
9,706
(1)(2)
Sunnova Energy
International, Inc.
101,622
0.0
10,970
Unitil Corp.
468,529
0.1
9,294,501
2.2
Total Common Stock
(Cost $407,143,406)
412,100,924
97.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
RIGHTS : —%
Health Care : —%
28,260
(3)(4)
Aduro Biotech CVR
$ —
—
Total Rights
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $407,143,406)
412,100,924
97.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.1%
Repurchase Agreements : 1.7%
1,692,196
(5)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,692,946,
collateralized
by various U.S.
Government Agency
Obligations, 3.062%-
6.000%, Market Value
plus accrued interest
$1,726,040, due
08/01/28-07/01/53)
1,692,196
0.4
1,726,731
(5)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $1,727,483,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$1,761,266, due
08/05/25-05/20/72)
1,726,731
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
369,997
(5)
Daiwa Capital
Markets, Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $370,159,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market
Value plus accrued
interest $377,420, due
01/31/24-10/01/53)
$ 369,997
0.1
1,709,464
(5)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $1,710,213,
collateralized
by various U.S.
Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$1,743,653, due
10/31/23-02/15/53)
1,709,464
0.4
1,726,731
(5)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $1,727,489,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$1,761,266, due
10/02/23)
1,726,731
0.4
Total Repurchase
Agreements
(Cost $7,225,119)
7,225,119
1.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 2.4%
9,954,228
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.240%
(Cost $9,954,228) $ 9,954,228 2.4
Total Short-Term
Investments
(Cost $17,179,347)
$ 17,179,347
4.1
Total Investments in
Securities
(Cost $424,322,753) $ 429,280,271 101.7
Liabilities in Excess
of Other Assets (7,015,184) (1.7)
Net Assets $ 422,265,087 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities.
As of September 30, 2023, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 412,100,924 $ — $ — $ 412,100,924
Short-Term Investments 9,954,228 7,225,119 — 17,179,347
Total Investments, at fair value $ 422,055,152 $ 7,225,119 $ — $ 429,280,271
Liabilities Table
Other Financial Instruments+
Futures $ (181,289) $ — $ — $ (181,289)
Total Liabilities $ (181,289) $ — $ — $ (181,289)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, VY® JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech CVR 10/6/2020 $ — $ —
$ — $ —
At September 30, 2023, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity
Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 58 12/15/23 $ 5,215,940 $ (181,289)
$ 5,215,940 $ (181,289)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 56,763,104
Gross Unrealized Depreciation (51,805,586)
Net Unrealized Appreciation $ 4,957,518